Information about Components of Equity - Schedule of Bioceres SA and Bioceres Crop Solutions (Details) - Bioceres Crop Solutions [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Information about Components of Equity - Schedule of Bioceres SA and Bioceres Crop Solutions (Details) [Line Items]
Current assets		$ 408,668,037
Non-current assets		441,960,310
Total assets		850,628,347
Current liabilities		329,505,846
Non-current liabilities		171,558,140
Total liabilities		501,063,986
Total equity		349,564,361
Total liabilities and equity		850,628,347
Revenues	333,343,987	464,828,548	$ 419,446,439
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	610,554
Cost of sales	(203,424,872)	(278,221,812)	(235,457,053)
Changes in the net realizable value of agricultural products after harvest	(1,541,204)	(2,385,069)	(4,351,433)
Research and development expenses	(14,914,822)	(17,183,041)	(15,345,315)
Selling, general and administrative expenses	(123,113,572)	(123,690,910)	(113,002,747)
Share of profit or loss of joint ventures and associates	(1,126,312)	4,049,508	1,198,628
Other income or expenses, net	6,775,970	(1,498,555)	1,084,892
Operating (loss) / profit	(2,235,962)	45,852,923	54,183,965
Financial results	(55,335,675)	(34,785,325)	(35,078,018)
(Loss) / profit before taxes	(57,571,637)	11,067,598	19,105,947
Income tax	(1,273,616)	(3,778,615)	1,068,652
Result for the year	(58,845,253)	7,288,983	20,174,599
Foreign exchange differences on translation of foreign operations	(714,251)	(787,354)	631,500
Revaluation of property, plant and equipment, net of tax			(1,467,349)
Total comprehensive result	$ (59,559,504)	$ 6,501,629	$ 19,338,750